Income Taxes - Schedule of Income Before Income Taxes from Continuing Operations and the Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)
Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Income (loss) before income taxes	(12,377)	(41,627)
Income tax expense (benefit)	762	(1,794)
Federal Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Domestic income (loss) before income tax	(14,578)	(29,667)
United States - Federal tax, Current		(3,220)
United States - Federal tax, Deferred		272
State and Local Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
United States - State tax, Current		9
United States - State tax, Deferred		(105)
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Foregin income (loss) before income tax	1,942	1,839
Foreign, Current	241	552
Foreign, Deferred	464	21
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Foregin income (loss) before income tax	180	(13,161)
Foreign, Deferred		700
Foreign Tax Authority [Member] | Income Tax Other Authority [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Foregin income (loss) before income tax	$ 79	(638)
Foreign, Deferred		$ (23)